UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
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Form 13F File Number: 28-05873
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
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Title:    President
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Phone:    631-979-2142
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Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08-14-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 84
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Form 13F Information Table Value Total: $ 143,358
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
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             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                       Common Stock    88579Y101    2,115,000     16,400    SOLE                           X
AOL Time Warner          Common Stock    02364J104    1,201,000     74,700    SOLE                           X
AT&T WIRELESS CORP       Common Stock    001957406      201,000     24,570    SOLE                           X
ABBOTT LABORATORIES      Common Stock    002824100    3,872,000     88,484    SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101      594,000     30,412    SOLE                           X
AIR PRODUCTS & CHEMICALS Common Stock    009158106      532,000     12,800    SOLE                           X
ALLIANCE CAPITAL
  MANAGEMENT             Common Stock    01855A101    1,029,000     28,200    SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,417,000     21,400    SOLE                           X
AMERICAN EXPRESS CO.     Common Stock    025816109    1,119,000     26,770    SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107    3,241,000     58,745    SOLE                           X
AMGEN INC.               Common Stock    031162100    4,964,000     75,290    SOLE                           X
AVON PRODUCTS            Common Stock    054303102    2,180,000     35,050    SOLE                           X
BB&T CORPORATION         Common Stock    054937107    1,275,000     37,200    SOLE                           X
BP plc (ADR)             Common Stock    055622104      905,000     21,558    SOLE                           X
BANK ONE CORP            Common Stock    06423a103      773,000     20,800    SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109    1,554,800     59,800    SOLE                           X
BOEING CORPORATION       Common Stock    097023105      858,000     25,000    SOLE                           X
BRISTOL-MYERS SQUIBB     Common Stock    110122108    1,426,000     52,550    SOLE                           X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    1,802,000     36,650    SOLE                           X
CHEVRON TEXACO           Common Stock    166764100      494,000      6,850    SOLE                           X
CHIRON CORPORATION       Common Stock    170040109      263,000      6,000    SOLE                           X
CHUBB INSURANCE          Common Stock    171232101    1,224,000     20,400    SOLE                           X
CIENA CORPORATION        Common Stock    171779101       82,000     16,000    SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102    1,575,000     93,848    SOLE                           X
CITIGROUP                Common Stock    172967101    3,266,000     76,326    SOLE                           X
COCA COLA                Common Stock    191216100    3,347,000     72,125    SOLE                           X
COLGATE-PALMOLIVE
  COMPANY                Common Stock    19416210       228,000      3,942    SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104      975,000     25,600    SOLE                           X
CORNING INC.             Common Stock    219350105      371,000     50,300    SOLE                           X
CORVIS CORPORATION       Common Stock    221009103       16,000     11,500    SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106    1,164,000     58,975    SOLE                           X
DONALDSON CORP           Common Stock    257651109    1,173,000     26,400    SOLE                           X
DOVER CORP               Common Stock    260003108    1,231,000     41,100    SOLE                           X
DUPONT DE NEMOURS        Common Stock    263534109    1,446,000     34,743    SOLE                           X
EMC CORP                 Common Stock    268648102      521,000     49,811    SOLE                           X
EMERSON CO.              Common Stock    291011104    1,216,000     23,800    SOLE                           X
EXXON MOBIL              Common Stock    30231G102    6,052,000    168,554    SOLE                           X
GANNETT CO., INC.        Common Stock    36473010       322,000      4,200    SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103    5,163,000    180,030    SOLE                           X
GILLETTE COMPANY         Common Stock    375766102    2,088,000     65,550    SOLE                           X
HERSHEY FOODS
  CORPORATION            Common Stock    427866108      417,000      6,000    SOLE                           X
HOME DEPOT               Common Stock    437076102    2,542,000     76,766    SOLE                           X
HONEYWELL INTL           Common Stock    438516106    1,995,000     74,310    SOLE                           X
IBM CORPORATION          Common Stock    459200101    2,434,000     29,511    SOLE                           X
INTEL CORP.              Common Stock    458140100    1,815,000     87,265    SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C106        4,000     10,000    SOLE                           X
JP MORGAN CHASE & CO.    Common Stock    46625H100    2,335,000     68,340    SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104    6,883,000    133,150    SOLE                           X
KING PHARMACEUTICALS     Common Stock    495582108      309,000     21,000    SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108    2,069,000     30,000    SOLE                           X
LOCKHEED MARTIN CORP     Common Stock    539830109    1,127,000     23,700    SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107       93,000     46,168    SOLE                           X
MBNA CORP.               Common Stock    55262L100    1,694,000     81,328    SOLE                           X
MARTIN MARIETTA
  MATERIALS              Common Stock    573284106      487,000     14,500    SOLE                           X
MCCORMICK & CO           Common Stock    579780206      991,000     36,450    SOLE                           X
MEDTRONIC                Common Stock    585055106      546,000     11,392    SOLE                           X
MELLON FINANCIAL         Common Stock    58551A108      693,000     25,000    SOLE                           X
MERCK & CO.              Common Stock    589331107    2,276,000     37,600    SOLE                           X
MERRILL LYNCH            Common Stock    590188108    2,761,000     59,150    SOLE                           X
MICROSOFT CORPORATION    Common Stock    594918104    2,280,000     88,940    SOLE                           X
MOTOROLA, INC.           Common Stock    620076109      392,000     41,600    SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104      390,000     24,300    SOLE                           X
NOKIA CORP               Common Stock    654902204      315,000     19,200    SOLE                           X
NORTEL NETWORKS          Common Stock    656568102       75,600     28,000    SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105    3,384,000    281,800    SOLE                           X
PAYCHEX INC              Common Stock    704326107    2,141,000     72,875    SOLE                           X
PEPSICO                  Common Stock    713448108      941,000     21,155    SOLE                           X
PFIZER                   Common Stock    717081103    5,012,000    146,772    SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109    3,340,000     37,460    SOLE                           X
QUALCOMM                 Common Stock    747525103    1,344,000     37,400    SOLE                           X
ROYAL DUTCH PETROLEUM    Common Stock    78025770       259,000      5,556    SOLE                           X
RYAN'S FAMILY STEAKHOUSE Common Stock    783519101      700,000     51,150    SOLE                           X
SBC COMMUNICATIONS       Common Stock    78387G10       308,000     12,060    SOLE                           X
SCHLUMBERGER LIMITED     Common Stock    80685710       665,000     14,000    SOLE                           X
SMUCKER JM COMPANY       Common Stock    832696405      602,000     15,098    SOLE                           X
SUN MICROSYSTEMS         Common Stock    866810104       46,000     10,000    SOLE                           X
TETRA TECH INC.          Common Stock    88162G103      435,000     25,000    SOLE                           X
TOOTSIE ROLL INDUSTRIES  Common Stock    890516107    1,145,000     37,565    SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   15,784,000    247,800    SOLE                           X
VERIZON                  Common Stock    92343V104    1,807,000     45,814    SOLE                           X
WM WRIGLEY JR. CO.       Common Stock    982526105    2,207,000     39,250    SOLE                           X
WAL-MART STORES, INC.    Common Stock    93114210       221,000      4,120    SOLE                           X
WATERS CORP              Common Stock    941848103    4,340,000    149,000    SOLE                           X
WYETH                    Common Stock    983024100      478,000     10,500    SOLE                           X